Related Party Transactions (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Jul. 31, 2019	Dec. 31, 2018
Related Party Transactions (Textual)
Short-term loan	$ 5,000		$ 11,010
Bluecap Mobile Private Limited [Member]
Related Party Transactions (Textual)
Short-term loan		$ 1,325
Interest rate		8.00%
Outstanding principal balance		$ 3,273
Accrued interests	$ 211	$ 12